Insurance business - Net investment return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	$ 11,169	$ 6,102	$ 8,370
Changes in fair value of underlying items of direct participating contracts	(11,020)	(5,805)	(7,995)
Effect of risk mitigation option	(175)	44	(35)
Interest accreted	(112)	(110)	(127)
Effect of changes in interest rates and other financial assumptions	124	(298)	(133)
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	(7)	0	(10)
Total net finance expense from insurance contracts	(11,190)	(6,169)	(8,300)
Amounts recognised in profit or loss	(11,197)	(5,978)	(7,809)
Amounts recognised in OCI	7	(191)	(491)
Insurance finance income (expenses)	(21)	(67)	70
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	11,175	5,901	7,887
Interest income/(expense)	34,794	32,733	35,796
– fair value gains/(losses)	1,525	41	2,381
– expected credit (recoveries)/losses recognised in the income statement	19	6	(59)
HSBC Life (UK) Limited and HSBC Assurances Vie (France)
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total net finance expense from insurance contracts	1,400	0	0
Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	11,176	5,917	7,877
Insurance finance income (expenses)	(21)	(61)	68
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	11,200	5,900	7,900
Gain (loss) from return on assets and liabilities supporting insurance policies	11,000	5,700	7,600
Gain (loss) from return on shareholders assets supporting insurance policies	200	200	300
Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(7)	185	493
Insurance finance income (expenses)	0	(6)	2
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	11,090	5,829	8,156
Changes in fair value of underlying items of direct participating contracts	(11,020)	(5,805)	(7,995)
Effect of risk mitigation option	(175)	44	(35)
Interest accreted	0	0	0
Effect of changes in interest rates and other financial assumptions	0	0	(12)
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	0	0	0
Total net finance expense from insurance contracts	(11,195)	(5,761)	(8,042)
Amounts recognised in profit or loss	(11,202)	(5,570)	(7,551)
Amounts recognised in OCI	7	(191)	(491)
Insurance finance income (expenses)	(105)	68	114
Life direct participating and investment DPF contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	11,097	5,644	7,663
Insurance finance income (expenses)	(105)	74	112
Life direct participating and investment DPF contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(7)	185	493
Insurance finance income (expenses)	0	(6)	2
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	79	273	214
Changes in fair value of underlying items of direct participating contracts	0	0	0
Effect of risk mitigation option	0	0	0
Interest accreted	(112)	(110)	(127)
Effect of changes in interest rates and other financial assumptions	124	(298)	(121)
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	(7)	0	(10)
Total net finance expense from insurance contracts	5	(408)	(258)
Amounts recognised in profit or loss	5	(408)	(258)
Amounts recognised in OCI	0	0	0
Insurance finance income (expenses)	84	(135)	(44)
Life other contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	79	273	214
Insurance finance income (expenses)	84	(135)	(44)
Life other contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	0	0	0
Insurance finance income (expenses)	$ 0	$ 0	$ 0